Segments (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 18,108,940	¥ 128,667,639	$ 14,138,917	¥ 97,914,825
Cost of revenues	(14,811,008)	(105,235,177)	(6,924,668)	(47,954,709)
Gross profit	3,297,932	23,432,462	7,214,249	49,960,116
Depreciation and amortization	(61,170)	(434,622)	(509,147)	(3,525,947)
Total capital expenditures	(1,679)	(11,927)	$ (49,889)	(345,488)
Total Assets	109,384,349				¥ 779,560,385	¥ 160,559,203
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		7,570,587		20,639,027
Cost of revenues		(2,114,283)		(15,230,528)
Gross profit		5,456,304		5,408,499
Depreciation and amortization		(25,572)		(3,525,947)
Total capital expenditures		(11,927)		(345,488)
Total Assets	106,037,088				755,705,126	142,626,614
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues		121,097,052		77,275,798
Cost of revenues		(103,120,894)		(32,724,181)
Gross profit		17,976,158		44,551,617
Depreciation and amortization		(409,050)
Total capital expenditures
Total Assets	$ 3,347,261				¥ 23,855,259	¥ 17,932,589